Acquisitions	9 Months Ended
Sep. 30, 2011
Acquisitions [Abstract]
Acquisitions
Note 5: Acquisitions

During July 2011, we acquired substantially all of the assets of PsPrint, LLC for cash of $45,486, net of cash acquired, which we funded with a draw on our credit facility. PsPrint is a web-to-print solutions company that provides online print marketing and promotional services for small businesses. The allocation of the purchase price based upon the estimated fair value of the assets acquired and liabilities assumed resulted in goodwill of $24,826. The entire amount of goodwill is expected to be tax deductible. We believe this acquisition resulted in goodwill as it is expected to accelerate one of our key platforms for growth by combining PsPrint's capabilities and technology with our market presence. Transaction costs related to this acquisition were expensed as incurred and were not significant to our consolidated statements of income for the quarter or nine months ended September 30, 2011. The results of operations of this business from its acquisition date are included in our Small Business Services segment.

Intangible assets acquired in the PsPrint acquisition included internal-use software valued at $9,050 with a useful life of five years, a trade name valued at $6,100 with a useful life of 10 years, and a customer list valued at $3,300 with a useful life of six years. The customer list is being amortized using an accelerated method and the software and trade name are being amortized using the straight-line method. Further information regarding the calculation of the estimated fair values of these assets can be found in Note 8.

During April 2011, we acquired substantially all of the assets of Banker's Dashboard, LLC, for $39,700, comprised of $35,000 of cash and $4,700 for shares of our common stock plus related dividend equivalent payments. We funded the cash portion of the purchase price with cash on hand and a draw on our credit facility. The common stock amount represents the fair value of 193 shares that we will issue to the previous owners of Banker's Dashboard at a future date, and which has been recorded as a component of additional paid-in capital in the consolidated balance sheet. The shares will be issued four years after the closing of the acquisition. The shares could potentially be issued two years after the closing of the transaction, depending on the retention of certain Banker's Dashboard employees. Banker's Dashboard is a provider of online financial management tools that provide banks with daily access to their total financial picture. The allocation of the purchase price based upon the estimated fair value of the assets acquired and liabilities assumed resulted in goodwill of $26,281. The entire amount of goodwill is expected to be tax deductible. We believe this acquisition resulted in goodwill as it extends the range of products and services we offer to our financial institution clients. Transaction costs related to this acquisition were expensed as incurred and were not significant to our consolidated statements of income for the quarter or nine months ended September 30, 2011. The results of operations of this business from its acquisition date are included in our Financial Services segment.

Intangible assets acquired in the Banker's Dashboard acquisition consisted primarily of a customer list valued at $9,300 with a useful life of nine years and a trade name valued at $2,200 with a useful life of eight years. The customer list is being amortized using an accelerated method and the trade name is being amortized using the straight-line method. Further information regarding the calculation of the estimated fair values of these assets can be found in Note 8.